Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046 713 626 1919 www.invesco.com/us

April 29, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Funds Group (Invesco Funds Group)

CIK No. 0000019034

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”), the undersigned certifies on behalf of AIM Funds Group (Invesco Funds Group) (the “Fund”) that the Prospectuses and Statement of Additional Information relating to the Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares as applicable, of Invesco European Small Company Fund, Invesco Global Core Equity Fund, Invesco International Small Company Fund and Invesco Small Cap Equity Fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 122 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 122 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on April 27, 2015.

Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (713) 214-4713.

Very truly yours,

/s/ Seba Kurian
Seba Kurian
Counsel